Financial Assets and Liabilities - Summary of Other Non-current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Disclosure Of Financial Assets And Liabilities [Line Items]
Other non-current assets	$ 3,361	$ 1,916
Bank Guarantee
Disclosure Of Financial Assets And Liabilities [Line Items]
Other non-current assets	710	738
Letter of Credit
Disclosure Of Financial Assets And Liabilities [Line Items]
Other non-current assets	1,178	$ 1,178
U.S. Tax Credits
Disclosure Of Financial Assets And Liabilities [Line Items]
Other non-current assets	$ 1,473